Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: July 12, 2022

Payment Date	7/15/2022
Collection Period Start	6/1/2022
Collection Period End	6/30/2022
Interest Period Start	6/15/2022
Interest Period End	7/14/2022

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$225,075,692.11	$20,608,502.89	$204,467,189.22	0.463644	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$388,559,692.11	$20,608,502.89	$367,951,189.22

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$391,950,902.70	$371,342,399.81	0.273754
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$391,950,902.70	$371,342,399.81
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$225,075,692.11	1.60000%	30/360	$300,100.92
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$388,559,692.11			$534,713.81

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$391,950,902.70	$371,342,399.81
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$391,950,902.70	$371,342,399.81
Number of Receivable Outstanding	35,999	35,086
Weight Average Contract Rate	4.59%	4.60%
Weighted Average Remaining Term (months)	33	33

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$1,519,742.89
Principal Collections	$20,435,683.16
Liquidation Proceeds	$71,665.28
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$22,027,091.33
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$22,027,091.33

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$326,625.75	$326,625.75	$—	$—	$21,700,465.58
Interest - Class A-1 Notes	$—	$—	$—	$—	$21,700,465.58
Interest - Class A-2 Notes	$—	$—	$—	$—	$21,700,465.58
Interest - Class A-3 Notes	$300,100.92	$300,100.92	$—	$—	$21,400,364.66
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$21,233,574.91
First Allocation of Principal	$—	$—	$—	$—	$21,233,574.91
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$21,213,340.45
Second Allocation of Principal	$—	$—	$—	$—	$21,213,340.45
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$21,190,958.20
Third Allocation of Principal	$3,653,292.30	$3,653,292.30	$—	$—	$17,537,665.90
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$17,512,459.47
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,948,459.47
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,948,459.47
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$557,248.88
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$557,248.88
Remaining Funds to Certificates	$557,248.88	$557,248.88	$—	$—	$—
Total	$22,027,091.33	$22,027,091.33	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$391,950,902.70	$371,342,399.81
Note Balance	$388,559,692.11	$367,951,189.22
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	15	$172,819.73
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	64	$71,665.28
Monthly Net Losses (Liquidation Proceeds)			$101,154.45
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.29%
Second Preceding Collection Period			(0.20)%
Preceding Collection Period			0.20%
Current Collection Period			0.32%
Four-Month Average Net Loss Ratio			0.15%
Cumulative Net Losses for All Periods			$1,383,587.54
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.20%	59	$760,932.66
60-89 Days Delinquent	0.05%	12	$180,868.83
90-119 Days Delinquent	0.02%	5	$61,525.01
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.27%	76	$1,003,326.50

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$63,683.62
Total Repossessed Inventory		4	$63,683.62

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		17	$242,393.84
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.06%
Second Preceding Collection Period			0.08%
Preceding Collection Period			0.06%
Current Collection Period			0.07%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of June 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.30	0.08%	23	0.07%